Segmented Reporting (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Segmented Reporting [Abstract]
Disclosure and detailed information about revenue from segments
As at and for the year ended December 31, 2019

	GK Mine	KNP	Total

Sales	$276,334	$-	$276,334

Cost of sales:

Production costs	152,585	-	152,585

Cost of acquired diamonds	16,081	-	16,081

Depreciation and depletion	82,825	-	82,825

Earnings from mine operations	24,843	-	24,843

Impairment loss on property, plant and equipment	115,753	-	115,753

Exploration and evaluation expenses	4,754	4,130	8,884

Selling, general and administrative expenses	13,023	35	13,058

Operating income (loss)	(108,687)	(4,165)	(112,852)

Net finance expenses	(38,635)	(2)	(38,637)

Derivative losses	(1,214)	-	(1,214)

Foreign exchange gains (losses)	20,765	(1)	20,764

Net loss before taxes	$(127,771)	$(4,168)	$(131,939)

Total assets	$651,898	$170,797	$822,695

Total liabilities	$484,270	$2,279	$486,549

As at and for the year ended December 31, 2018

	GK Mine	KNP	Total

Sales	$310,969	$-	$310,969

Cost of sales:

Production costs	117,908	-	117,908

Cost of acquired diamonds	32,611	-	32,611

Depreciation and depletion	79,419	-	79,419

Earnings from mine operations	81,031	-	81,031

Exploration and evaluation expenses	3,511	4,693	8,204

Selling, general and administrative expenses	14,391	48	14,439

Operating income (loss)	63,129	(4,741)	58,388

Net finance expenses	(40,567)	3	(40,564)

Derivative losses	(247)	-	(247)

Foreign exchange gains (losses)	(32,473)	(1)	(32,474)

Other income	81	-	81

Net loss before taxes	$(10,077)	$(4,739)	$(14,816)

Total assets	$810,901	$168,976	$979,877

Total liabilities	$515,246	$516	$515,762
*The acquisition of KNP occurred on April 13, 2018 therefore the period is from the date of acquisition to December 31, 2018.